Formation of the Company and Initial Public Offering	3 Months Ended
Dec. 31, 2019
Initial Public Offering [Abstract]
Formation of the Company and Initial Public Offering

2. Formation of the Company and Initial Public Offering

The Company intends to conduct an initial public offering of shares of its common stock (the “IPO”). Before the completion of the IPO, the Company intends to engage in a series of transactions intended to establish its operating and capital structure (the “Formation Transaction”), through which it will acquire a portfolio of first mortgage loans, the most subordinate tranches (“CMBS B-Pieces”) of commercial mortgage backed securities and other real estate related assets (the “Initial Portfolio”), that are currently owned by affiliated entities (the “Contribution Group”). The Company intends to enter into a contribution agreement with members of the Contribution Group through which the Contribution Group will contribute all or a portion of their interests in the Initial Portfolio to partnerships owned by the OP in exchange for limited partnership interests in the subsidiary partnerships.

The Company intends to qualify as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes beginning with the taxable year ending December 31, 2020.

The Company’s primary investment objective is to generate attractive, risk-adjusted returns to stockholders over the long term, primarily through dividends and distributions and secondarily through capital appreciation. The Company intends to achieve this objective by originating, investing in and structuring first mortgage loans, CMBS B-Pieces and other real estate related assets, including mezzanine loans, preferred equity and alternative structured financing. The Company will seek to employ a flexible and relative value focused investment strategy and expects to reallocate capital from time to time among its target assets. The Company believes this flexibility will enable it to more efficiently manage risk and deliver attractive risk-adjusted returns under a variety of market conditions and economic cycles.

Upon completion of the IPO, the Company will be externally managed by NexPoint Real Estate Advisors VII, L.P., a Delaware limited partnership.